Subsequent Events (10Q) (Details Narrative) - Subsequent Event [Member] - USD ($)	Nov. 20, 2015	Oct. 29, 2015	Oct. 14, 2015
Conversion Agreement [Member]
Common stock conversion amount	$ 24,000
Consultant for Investor [Member]
Common stock issued		40,000
RK Equity Advisors LLC [Member]
Common stock issued	80,000
Common stock price per share	$ 0.30
ATG Capital LLC [Member]
Common stock issued			162,037